AMERICAN INDEPENDENCE FUNDS TRUST

(“Trust”)

SUPPLEMENT DATED March 6, 2018
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2018

AMERICAN INDEPENDENCE GLOBAL TACTICAL ALLOCATION FUND (Ticker Symbols: RMAIX, AARMX, ACRMX)	AMERICAN INDEPENDENCE KANSAS TAX-EXEMPT BOND FUND (Ticker Symbols: SEKSX, IKSTX, IKTEX)

AMERICAN INDEPENDENCE CARRET CORE PLUS FUND (Ticker Symbols: IIISX, IBFSX)	AMERICAN INDEPENDENCE HILLCREST SMALL CAP VALUE FUND (Ticker Symbols: HLCIX, HLCAX, HLCCX)

At a Special Meeting of the Board of Trustees of the Trust (“Board”) held on February 22, 2018, the Board considered and unanimously approved a Form of Agreement and Plan of Reorganization (“Plan of Reorganization”) to enable a proposed tax-free merger and reorganization of all of the assets and liabilities of the American Independence Global Tactical Allocation Fund, the American Independence Kansas Tax-Exempt Bond Fund, the American Independence Carret Core Plus Fund, and the American Independence Hillcrest Small-Cap Value Fund (each a “Fund” and, collectively, the “Funds”) with an into and newly formed corresponding series of ALPS Series Trust having the same investment objectives, strategies and restrictions as the Funds (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”) in exchange for an equivalent dollar amount of shares of each comparable Acquiring Fund, akin to each class of shares of the Funds, which will be distributed to the shareholders of each of the Funds.

In making its decision to approve the Plan of Reorganization, the Board received and considered extensive, appropriate and necessary information on which to base its decision.

In conjunction with this approval, the Board directed MFA to take all steps necessary to seek the approval of a majority of the outstanding voting securities of the each of the Funds with respect to the Plan of Reorganization, including (i) assistance with the preparation and filing with the Securities and Exchange Commission (“SEC”) of a proxy statement, prospectus and registration statement on Form N-14 relating to the Plan of Reorganization for the Funds, (ii) the preparation and filing with the SEC of any additional proxy solicitation materials, and (iii) arranging for and holding a Special Meeting of Shareholders of the Funds in order to the consider and approve the Plan of Reorganization.

Shareholders and investors will receive more information from Trust in connection with seeking approval of a majority of the outstanding voting securities of each of the Funds of the Plan of Reorganization.

Please contact Robert Rokose at rrokose@manifoldpartners.com for further information about these matters.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE